Marketable debt securities - Guarantees (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding	€ 91,094	€ 56,871	€ 60,043
Loans eligible to cover issues of mortgage-backed securities	59,422	38,426	39,414
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitized mortgage assets	18,802	19,509	21,417
Covered bonds
Guarantees
Liabilities secured by asset-backed securities	32,505	38,825	42,201
Liabilities secured by mortgage-backed securities	4,034	8,561	14,152
Liabilities secured by other mortgage securities	52,497	44,616	48,228
Liabilities secured by mortgage-backed bonds	23,907	16,965	19,747
Liabilities secured by territorial covered bond	1,270	592	1,567
Liabilities secured by financial assets	€ 86,272	€ 84,033	€ 91,996
Other asset - backed securities personal loans average maturities	5 years
Other asset - backed securities SME's average maturities	7 years
Covered bonds | Minimum
Guarantees
Mortgage-backed securities average maturities	10 years
Mortgage-backed bonds average maturities	10 years
Covered bonds | Maximum
Guarantees
Mortgage-backed securities loan-to-value ratio (as a percent)	80.00%
Mortgage-backed bonds loan-to-value ratio for home loans (as a percent)	80.00%
Mortgage-backed bonds loan-to-value ratio for other assets loans (as a percent)	60.00%